SCHEDULE OF ASSUMPTIONS FOR STOCK OPTION GRANTS (Details) - Share-Based Payment Arrangement, Option [Member] - Old Glory Holding Co [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate	4.03%	4.18%
Expected term	7 years	7 years
Expected stock price volatility	40.00%	40.00%
Dividend yield	0.00%	0.00%
Calculated fair value	$ 3.42
Minimum [Member]
Calculated fair value		$ 2.46
Maximum [Member]
Calculated fair value		$ 2.95